UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 812-15842

Lazard Active ETF Trust
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2026

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Emerging Markets Opportunities ETF
Common Stocks | 100.2%
Argentina | 0.7%
Grupo Financiero Galicia SA ADR	21,154	$988,103
Australia | 1.0%
Anglogold Ashanti PLC	13,578	1,321,954
Brazil | 6.9%
Banco BTG Pactual SA	184,275	1,986,392
Itau Unibanco Holding SA ADR	248,196	2,079,882
MercadoLibre, Inc. (*)	827	1,429,900
NU Holdings Ltd., Class A (*)	73,128	1,050,849
PRIO SA (*)	136,862	1,735,297
TOTVS SA	176,054	1,177,975
		9,460,295
China | 21.2%
Alibaba Group Holding Ltd.	277,000	4,204,357
Atour Lifestyle Holdings Ltd. ADR	30,862	1,136,030
BYD Co. Ltd., Class H	143,000	1,929,721
China Merchants Bank Co. Ltd., Class H	657,500	4,132,752
Contemporary Amperex Technology Co. Ltd., Class A	60,000	3,488,897
Full Truck Alliance Co. Ltd. ADR	104,417	866,661
Innovent Biologics, Inc. (#), (*)	91,000	985,421
Lenovo Group Ltd.	1,516,000	1,769,266
Shenzhen Inovance Technology Co. Ltd., Class A	137,799	1,336,460
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	30,300	722,214
Tencent Holdings Ltd.	90,292	5,574,007
Trip.com Group Ltd.	23,000	1,117,114
Weichai Power Co. Ltd., Class H	556,000	1,937,441
		29,200,341
Greece | 3.1%
GEK Terna SA	45,681	1,782,175
Jumbo SA	27,031	684,569
National Bank of Greece SA	115,500	1,761,302
		4,228,046
Description	Shares	Fair Value
Hong Kong | 0.8%
Techtronic Industries Co. Ltd.	86,000	$1,119,946
India | 13.0%
Amber Enterprises India Ltd. (*)	9,061	625,633
Bharti Airtel Ltd.	110,725	2,080,747
HDFC Bank Ltd. ADR	86,126	2,142,815
Hindalco Industries Ltd. GDR (#), (‡)	172,776	1,615,456
ICICI Bank Ltd. ADR	76,704	1,986,633
Infosys Ltd. ADR	58,639	792,213
InterGlobe Aviation Ltd. (#)	24,086	1,001,417
ITC Ltd.	216,215	655,834
Larsen & Toubro Ltd. GDR	23,487	872,542
Lodha Developers Ltd. (#)	112,690	804,345
Polycab India Ltd.	14,203	1,024,771
Reliance Industries Ltd. GDR (#)	35,340	2,053,254
Supreme Industries Ltd.	21,013	829,698
Thermax Ltd.	27,503	945,495
Welspun Living Ltd.	340,664	389,048
		17,819,901
Indonesia | 0.7%
Bank Central Asia Tbk. PT	2,631,200	998,631
Mexico | 3.3%
Arca Continental SAB de CV	113,485	1,300,314
Corp. Inmobiliaria Vesta SAB de CV ADR	45,529	1,517,937
Grupo Financiero Banorte SAB de CV, Class O	162,123	1,786,260
		4,604,511
Peru | 1.0%
Credicorp Ltd.	4,094	1,388,603
Philippines | 1.2%
BDO Unibank, Inc.	364,511	676,821
International Container Terminal Services, Inc.	91,470	1,035,907
		1,712,728

Description	Shares	Fair Value
Lazard Emerging Markets Opportunities ETF (continued)
Portugal | 0.8%
Jeronimo Martins SGPS SA	46,492	$1,101,360
Qatar | 0.5%
Ooredoo QPSC	197,146	672,495
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (*), (¢)	213,889	0
		0
Saudi Arabia | 3.5%
Co. for Cooperative Insurance	30,412	1,037,344
Saudi Arabian Oil Co. (#)	286,010	2,088,332
Saudi National Bank	148,284	1,652,517
		4,778,193
Singapore | 0.4%
Sea Ltd. ADR (*)	6,358	526,506
South Africa | 5.1%
Anglo American PLC	72,736	3,049,199
Bidvest Group Ltd.	68,103	905,321
Capitec Bank Holdings Ltd.	6,202	1,493,607
Shoprite Holdings Ltd.	94,646	1,524,952
		6,973,079
South Korea | 13.9%
Hyundai Mobis Co. Ltd.	3,671	905,976
Kia Corp.	16,741	1,587,042
Samsung Electronics Co. Ltd. GDR	3,813	10,813,668
Shinhan Financial Group Co. Ltd. ADR	36,187	2,218,987
SK hynix, Inc. GDR (#)	6,558	3,593,784
		19,119,457
Taiwan | 20.1%
Accton Technology Corp.	30,000	1,416,953
ASE Technology Holding Co. Ltd.	184,000	1,890,648
MediaTek, Inc.	41,000	1,910,854
Description	Shares	Fair Value
Nien Made Enterprise Co. Ltd.	85,000	$877,385
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	11,230,529
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,418	10,279,763
		27,606,132
Turkey | 0.5%
Akbank TAS	419,930	623,097
United Arab Emirates | 2.5%
Adnoc Gas PLC	1,691,826	1,473,837
Alec Holdings PJSC	1,566,023	596,856
Emaar Properties PJSC	414,606	1,320,581
		3,391,274
Total Common Stocks (Cost $105,572,177)		137,634,652
Short-Term Investments | 0.8%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $1,120,369)	1,120,369	1,120,369
Total Investments | 101.0% (Cost $106,692,546)		$138,755,021
Liabilities in Excess of Cash and Other Assets | (1.0)%		(1,327,366)
Net Assets | 100.0%		$137,427,655

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 8.8% of net assets of the Portfolio.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

Lazard Emerging Markets Opportunities ETF (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$1,099,706	$10,461,192	$(10,440,529)	$—	$—	$7,524	1,120,369	$1,120,369

Description	Shares	Fair Value
Lazard Equity Megatrends ETF
Common Stocks | 98.6%
Brazil | 1.9%
MercadoLibre, Inc. (*)	255	$440,900
NU Holdings Ltd., Class A (*)	28,676	412,074
		852,974
France | 2.7%
EssilorLuxottica SA	3,422	782,257
LVMH Moet Hennessy Louis Vuitton SE	809	431,669
		1,213,926
Germany | 3.5%
SAP SE	3,985	674,494
Siemens AG	3,919	928,832
		1,603,326
Hong Kong | 1.1%
AIA Group Ltd.	47,000	508,654
India | 2.8%
ICICI Bank Ltd. ADR	16,043	415,514
Reliance Industries Ltd. GDR (#)	15,163	880,970
		1,296,484
Japan | 8.9%
FANUC Corp.	29,100	969,817
Japan Exchange Group, Inc.	38,500	437,175
Japan Post Bank Co. Ltd.	24,800	392,445
Keyence Corp.	1,800	620,705
Mitsubishi Electric Corp.	40,100	1,257,268
Sony Group Corp. ADR	19,154	396,488
		4,073,898
Netherlands | 0.4%
Wolters Kluwer NV	2,711	201,848
Singapore | 1.0%
DBS Group Holdings Ltd.	6,200	273,441
Description	Shares	Fair Value
Sea Ltd. ADR (*)	2,455	$203,299
		476,740
South Korea | 1.0%
KB Financial Group, Inc. ADR	4,467	445,494
Sweden | 3.5%
Atlas Copco AB, A Shares	45,507	779,369
Epiroc AB, Class A	34,047	818,808
		1,598,177
Switzerland | 2.1%
TE Connectivity PLC	4,545	949,996
Taiwan | 5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,243	2,447,772
United Kingdom | 4.8%
London Stock Exchange Group PLC	5,954	695,960
RELX PLC	24,020	784,277
Weir Group PLC	19,314	712,633
		2,192,870
United States | 59.5%
Alphabet, Inc., Class A	5,272	1,516,016
Amazon.com, Inc. (*)	7,810	1,626,589
Amphenol Corp., Class A	4,604	581,715
Apple, Inc.	3,507	890,041
Applied Materials, Inc.	4,351	1,487,128
Bank of America Corp.	9,271	451,961
Boston Scientific Corp. (*)	5,566	349,266
Broadcom, Inc.	3,136	970,623
Chubb Ltd.	1,662	541,696
Danaher Corp.	3,976	753,850
Dolby Laboratories, Inc., Class A	11,410	685,285
Eli Lilly & Co.	778	715,581
Equifax, Inc.	3,722	670,221
Experian PLC	19,072	653,403
GE HealthCare Technologies, Inc.	10,151	722,548
GE Vernova, Inc.	596	520,248
Intercontinental Exchange, Inc.	5,913	929,997

Description	Shares	Fair Value
Lazard Equity Megatrends ETF (continued)
IQVIA Holdings, Inc. (*)	4,104	$699,896
Keysight Technologies, Inc. (*)	4,894	1,381,919
Labcorp Holdings, Inc.	1,753	467,718
Marvell Technology, Inc.	6,138	607,969
Mastercard, Inc., Class A	1,342	670,544
Medtronic PLC	5,147	445,988
Meta Platforms, Inc., Class A	1,276	730,038
Microsoft Corp.	3,951	1,462,542
NVIDIA Corp.	7,356	1,282,886
PTC, Inc. (*)	2,901	413,363
QUALCOMM, Inc.	4,310	555,042
S&P Global, Inc.	1,980	842,173
Schneider Electric SE	3,234	853,676
Stryker Corp.	1,508	495,514
Take-Two Interactive Software, Inc. (*)	3,040	600,400
Thermo Fisher Scientific, Inc.	1,845	906,873
Visa, Inc., A Shares	2,132	644,376
		27,127,085
Total Common Stocks (Cost $42,705,286)		44,989,244
Short-Term Investments | 1.3%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $571,805)	571,805	571,805
Total Investments | 99.9% (Cost $43,277,091)		$45,561,049
Cash and Other Assets in Excess of Liabilities | 0.1%		29,563
Net Assets | 100.0%		$45,590,612

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.9% of net assets of the Portfolio.
(a)	Affiliated investment.

Lazard Equity Megatrends ETF (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$452,755	$2,728,392	$(2,609,342)	$—	$—	$5,670	571,805	$571,805

Description	Shares	Fair Value
Lazard International Dynamic Equity ETF
Common Stocks | 96.4%
Australia | 4.1%
Alkane Resources Ltd. (*)	15,342	$14,921
Anglogold Ashanti PLC	25,402	2,473,139
Austal Ltd. (*)	1,698	5,547
Beach Energy Ltd.	2,506,536	2,223,161
BHP Group Ltd.	117,553	4,057,003
Brambles Ltd.	357,632	5,535,693
Bravura Solutions Ltd.	1,334,282	1,864,254
Fortescue Ltd.	106,210	1,477,415
Macmahon Holdings Ltd.	2,654,072	1,299,709
Northern Star Resources Ltd.	538	7,502
Perseus Mining Ltd.	722,481	2,548,361
Qantas Airways Ltd.	679,865	3,897,403
QBE Insurance Group Ltd.	83,044	1,207,495
REA Group Ltd.	21,860	2,341,907
Regis Healthcare Ltd.	484,452	2,043,896
Regis Resources Ltd.	250,818	1,142,372
SRG Global Ltd.	918,948	1,548,293
Ventia Services Group Pty. Ltd.	312,230	1,118,416
Virgin Australia Holdings Ltd.	546,880	898,940
West African Resources Ltd. (*)	567,982	1,244,835
Westpac Banking Corp.	91,235	2,466,356
		39,416,618
Belgium | 0.2%
Proximus SADP	173,669	1,400,710
Brazil | 0.1%
Ambev SA	416,045	1,215,003
Canada | 8.5%
Agnico Eagle Mines Ltd.	27,091	5,481,484
Aritzia, Inc. (*)	49,222	4,003,928
Badger Infrastructure Solutions Ltd.	20,877	928,099
Barrick Mining Corp.	239,732	9,765,873
Dollarama, Inc.	33,391	4,085,017
Fairfax Financial Holdings Ltd.	2,644	4,490,793
Groupe Dynamite, Inc.	38,934	2,136,760
Hydro One Ltd. (#)	83,694	3,445,395
iA Financial Corp., Inc.	180	19,912
Description	Shares	Fair Value
Kinross Gold Corp.	166,223	$5,065,719
Loblaw Cos. Ltd.	223,042	10,136,021
Magna International, Inc.	214,386	11,934,827
Manulife Financial Corp.	54,566	1,873,672
Royal Bank of Canada	22,956	3,699,147
Shopify, Inc., Class A (*)	23,104	2,732,648
Suncor Energy, Inc.	89,331	5,889,682
Toronto-Dominion Bank	58,221	5,420,137
		81,109,114
Chile | 0.1%
Latam Airlines Group SA	47,337,051	1,156,417
China | 8.5%
Alibaba Group Holding Ltd. ADR	16,121	2,022,541
Alibaba Group Holding Ltd.	306,300	4,649,078
Bilibili, Inc., Class Z (*)	52,200	1,136,520
BOC Hong Kong Holdings Ltd.	1,786,000	9,749,853
Chengdu Hongqi Chain Co. Ltd., Class A	1,464,400	1,174,369
China Everbright Bank Co. Ltd., Class H	4,791,000	1,857,687
China Hongqiao Group Ltd.	255,500	1,132,775
China Reinsurance Group Corp., Class H	5,657,000	1,060,660
Contemporary Amperex Technology Co. Ltd., Class H	36,600	2,863,970
DingDong Cayman Ltd. ADR (*)	4,780	12,285
ENN Natural Gas Co. Ltd., Class A	887,060	2,848,063
GigaDevice Semiconductor, Inc., Class H	22,900	1,001,849
H World Group Ltd. ADR	24,182	1,216,113
Harbin Electric Co. Ltd., Class H	398,000	1,055,891
Henan Yuneng Holdings Co. Ltd., Class A (*)	437,619	869,131
Huaxia Bank Co. Ltd., Class A	4,034,500	4,274,998
Kuaishou Technology (#)	249,200	1,434,135
Midea Group Co. Ltd., Class H	124,700	1,332,856
NetEase, Inc.	75,100	1,633,192
Newborn Town, Inc. (*)	994,000	1,009,189
PDD Holdings, Inc. ADR (*)	24,817	2,535,801
People’s Insurance Co. Group of China Ltd., Class H	4,116,000	2,834,928
PetroChina Co. Ltd., Class H	5,222,000	7,160,085
Ping An Insurance Group Co. of China Ltd., Class H	679,500	5,152,455
Pop Mart International Group Ltd. (#)	78,600	1,439,627
Rockchip Electronics Co. Ltd., Class A	49,800	1,097,399
Sino Biopharmaceutical Ltd.	10,000	7,513
Tencent Holdings Ltd.	150,500	9,290,834
Xiaomi Corp., Class B (#)	1,800	7,292
Zhejiang Century Huatong Group Co. Ltd., Class A (*)	509,300	1,176,635

Description	Shares	Fair Value
Lazard International Dynamic Equity ETF (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	535,200	$1,914,110
Zhongji Innolight Co. Ltd., Class A	18,358	1,513,162
Zijin Mining Group Co. Ltd., Class H	1,134,000	4,969,802
		81,434,798
Denmark | 0.7%
Novo Nordisk AS, Class B	26,381	939,244
Vestas Wind Systems AS	201,053	5,894,814
		6,834,058
France | 7.1%
Airbus SE	31,663	5,867,052
AXA SA	71,916	3,251,489
BNP Paribas SA	185,645	17,323,772
Gaztransport Et Technigaz SA	13,022	3,048,802
Rubis SCA	282	11,197
Safran SA	3,039	978,329
Societe Generale SA	116,535	8,292,614
Thales SA	4,300	1,249,019
TotalEnergies SE	138,393	12,901,617
Vinci SA	101,636	15,030,425
		67,954,316
Germany | 2.7%
Commerzbank AG	78,918	2,799,713
Deutsche Bank AG	222,076	6,426,324
Friedrich Vorwerk Group SE	16,115	1,299,739
IONOS Group SE (*)	33,360	955,169
Mercedes-Benz Group AG	61,479	3,711,103
MTU Aero Engines AG	24	8,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,753	1,089,484
Rheinmetall AG	722	1,201,663
Scout24 SE (#)	14,746	1,121,362
Siemens Energy AG	37,096	6,080,050
TUI AG	189,857	1,446,396
		26,139,576
Hong Kong | 1.8%
AIA Group Ltd.	115,200	1,246,743
Prudential PLC	753,492	10,313,873
WH Group Ltd. (#)	3,382,000	4,425,821
Description	Shares	Fair Value
Zijin Gold International Co. Ltd.	50,300	$1,116,965
		17,103,402
Hungary | 0.1%
OTP Bank Nyrt	9,389	992,228
India | 3.7%
Adani Ports & Special Economic Zone Ltd.	110,497	1,529,154
Bank of India	742,663	1,072,628
Canara Bank	2,819,656	3,669,912
Force Motors Ltd.	5,172	1,058,134
Indian Bank	456,776	4,072,752
Indus Towers Ltd. (*)	1,181,299	5,207,872
Life Insurance Corp. of India	175,684	1,344,088
Reliance Industries Ltd. GDR (#)	41,753	2,425,849
South Indian Bank Ltd.	8,482,052	3,060,197
State Bank of India GDR	54,025	5,715,845
Tata Motors Ltd./new (*)	1,099	4,574
Union Bank of India Ltd.	2,438,121	4,220,820
Vedanta Ltd.	291,593	2,013,048
		35,394,873
Indonesia | 0.5%
Japfa Comfeed Indonesia Tbk. PT	8,525,300	1,178,879
Perusahaan Gas Negara Persero Tbk. PT	9,480,600	1,029,257
Telkom Indonesia Persero Tbk. PT	14,940,100	2,690,088
		4,898,224
Ireland | 0.1%
AIB Group PLC	124,065	1,288,673
Israel | 0.1%
Delek Group Ltd.	3,276	1,098,951
Wix.com Ltd. (*)	114	10,268
		1,109,219
Italy | 2.1%
Banca Monte dei Paschi di Siena SpA	1,148	9,824
Ferrari NV	4,960	1,651,609
Intesa Sanpaolo SpA	190,106	1,130,466
Leonardo SpA	102,887	6,880,432

Description	Shares	Fair Value
Lazard International Dynamic Equity ETF (continued)
Telecom Italia SpA (*)	3,533,687	$2,439,651
UniCredit SpA	117,518	8,240,701
		20,352,683
Japan | 13.2%
Advantest Corp.	18,200	2,325,765
Bandai Namco Holdings, Inc.	201,900	4,907,583
Bridgestone Corp.	55,900	1,147,937
Canon, Inc.	288,100	7,890,199
Chugai Pharmaceutical Co. Ltd.	35,500	1,921,494
Daiwa House Industry Co. Ltd.	76,100	2,352,504
Denso Corp.	1,800	22,035
Fast Retailing Co. Ltd.	11,800	4,571,211
Hitachi Ltd.	202,800	5,690,485
Honda Motor Co. Ltd.	426,100	3,368,035
Japan Airlines Co. Ltd.	686,400	11,043,062
Japan Post Holdings Co. Ltd.	1,364,900	15,348,583
Japan Tobacco, Inc.	242,400	9,172,468
KDX Realty Investment Corp. REIT	3,801	3,837,077
Kioxia Holdings Corp. (*)	7,400	887,498
Kyocera Corp.	600	8,969
Kyushu Electric Power Co., Inc.	252,800	2,872,980
Leopalace21 Corp.	257,000	1,025,803
LY Corp.	407,400	980,024
Mitsubishi Electric Corp.	308,975	9,687,393
Mitsui Fudosan Co. Ltd.	185,800	1,933,446
Mizuho Financial Group, Inc.	30,400	1,163,145
Nissan Chemical Corp.	2,200	82,903
NTT, Inc.	5,605,700	5,539,104
Sanki Engineering Co. Ltd.	35,700	1,505,733
SoftBank Corp.	1,240,200	1,645,648
Sony Group Corp.	305,200	6,156,181
Sumitomo Chemical Co. Ltd.	730,500	2,293,574
Sumitomo Mitsui Financial Group, Inc.	166,400	5,236,020
T&D Holdings, Inc.	123,900	3,080,950
Tokyo Electron Ltd.	17,100	4,001,716
Toyota Motor Corp.	77,700	1,544,330
Workman Co. Ltd.	57,500	2,255,327
World Co. Ltd.	163,900	1,517,535
		127,016,717
Malaysia | 0.6%
99 Speed Mart Retail Holdings Bhd.	1,689,200	1,422,616
Press Metal Aluminium Holdings Bhd.	1,653,100	3,266,189
Description	Shares	Fair Value
Sunway Construction Group Bhd.	751,900	$1,182,910
		5,871,715
Mexico | 0.2%
Gentera SAB de CV	483,632	1,358,293
Netherlands | 5.1%
ASM International NV	13,836	10,154,950
ASML Holding NV	18,246	23,528,985
EXOR NV	46,444	3,513,113
Heineken Holding NV	16,832	1,189,811
Koninklijke Ahold Delhaize NV	195,112	9,057,515
Koninklijke Heijmans NV	15,003	1,324,143
		48,768,517
Norway | 0.1%
Kongsberg Gruppen ASA	30,990	1,313,129
Philippines | 0.6%
International Container Terminal Services, Inc.	516,890	5,853,832
Poland | 0.7%
PGE Polska Grupa Energetyczna SA (*)	1,232,662	3,481,695
Tauron Polska Energia SA (*)	1,266,420	3,487,024
		6,968,719
Portugal | 0.3%
Banco Comercial Portugues SA, Class R	1,483,872	1,422,485
Jeronimo Martins SGPS SA	49,653	1,176,241
		2,598,726
Saudi Arabia | 0.8%
Al Babtain Power & Telecommunication Co.	145,599	2,556,887
Electrical Industries Co.	449,866	2,002,015
Etihad Etisalat Co.	102,789	1,788,659
Saudi Energy Co.	369,459	1,666,829
		8,014,390
Singapore | 0.9%
Oversea-Chinese Banking Corp. Ltd.	120,300	2,048,592

Description	Shares	Fair Value
Lazard International Dynamic Equity ETF (continued)
Sea Ltd. ADR (*)	96	$7,950
Singapore Technologies Engineering Ltd.	297,700	2,494,390
United Overseas Bank Ltd.	101,700	2,889,048
UOL Group Ltd.	171,600	1,292,835
		8,732,815
South Africa | 0.9%
Gold Fields Ltd. ADR	102,878	4,670,661
Harmony Gold Mining Co. Ltd. ADR	163,763	2,517,037
Old Mutual Ltd.	1,254,483	1,011,355
		8,199,053
South Korea | 4.7%
Hana Financial Group, Inc.	24,798	1,725,895
HD Hyundai Co. Ltd.	23,595	3,681,784
HD Hyundai Electric Co. Ltd.	1,935	1,051,102
HD Hyundai Heavy Industries Co. Ltd.	5,385	1,634,854
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,681	1,500,515
Hyundai Rotem Co. Ltd.	9,200	1,018,118
KB Financial Group, Inc.	15,031	1,392,550
Korea Electric Power Corp.	248,385	6,754,308
Samsung Electronics Co. Ltd.	156,504	17,084,496
SK Hynix, Inc.	17,148	9,034,986
		44,878,608
Spain | 2.1%
Acciona SA	6	1,540
Banco Bilbao Vizcaya Argentaria SA	253,374	5,327,859
Banco Santander SA	1,312,752	14,354,125
		19,683,524
Sweden | 1.6%
Betsson AB, Class B	142,672	1,500,668
Boliden AB (*)	122,455	6,243,421
Plejd AB (*)	11,019	864,054
Saab AB, Class B	30,941	2,005,298
Telefonaktiebolaget LM Ericsson ADR	376,567	4,243,910
		14,857,351
Switzerland | 1.1%
ABB Ltd.	92,503	7,280,057
Logitech International SA	9,959	896,812
Description	Shares	Fair Value
UBS Group AG	67,622	$2,586,054
		10,762,923
Taiwan | 6.5%
Accton Technology Corp.	88,000	4,156,397
Arcadyan Technology Corp.	175,000	832,030
ASE Technology Holding Co. Ltd.	187,000	1,921,473
Asia Vital Components Co. Ltd.	32,000	1,991,867
ASPEED Technology, Inc.	3,000	1,004,066
Delta Electronics, Inc.	115,000	4,964,029
Jentech Precision Industrial Co. Ltd.	11,000	1,305,755
MediaTek, Inc.	114,000	5,313,106
MPI Corp.	10,000	1,124,492
Taiwan Semiconductor Manufacturing Co. Ltd.	692,000	38,095,715
United Integrated Services Co. Ltd.	63,000	1,617,861
		62,326,791
Thailand | 0.5%
Advanced Info Service PCL (‡)	186,300	2,107,031
Osotspa PCL (‡)	4,320,400	1,938,809
TMBThanachart Bank PCL NVDR	15,106,400	1,053,509
		5,099,349
Turkey | 0.2%
Ral Yatirim Holding AS (*)	362,461	1,642,809
United Arab Emirates | 0.7%
Adnoc Gas PLC	1,136,198	989,800
Aldar Properties PJSC	471,786	1,000,521
Dubai Electricity & Water Authority PJSC	5,795,826	4,244,350
		6,234,671
United Kingdom | 8.2%
AstraZeneca PLC ADR	67,531	13,318,464
Barclays PLC	629,335	3,232,060
HSBC Holdings PLC	427,138	6,880,865
Imperial Brands PLC	298,473	12,032,234
International Consolidated Airlines Group SA, Class DI	873,474	4,045,795
Legal & General Group PLC	1,704,479	5,536,073
NatWest Group PLC	1,656,293	12,082,731
Rolls-Royce Holdings PLC	559,589	8,353,363
Saga PLC (*)	184,303	1,134,998

Description	Shares	Fair Value
Lazard International Dynamic Equity ETF (continued)
Standard Chartered PLC	373,031	$7,649,289
Vodafone Group PLC	2,879,672	4,302,478
		78,568,350
United States | 7.0%
BeOne Medicines Ltd., Class H (*)	52,000	1,138,134
BRP, Inc.	17,721	1,269,822
Buzzi SpA	19,393	962,606
GSK PLC	738,741	20,107,018
Novartis AG	140,191	21,085,787
Roche Holding AG	42,871	16,789,875
Sanofi SA	42,857	4,084,700
Shell PLC	41,728	1,971,606
Titan SA	812	42,101
		67,451,649
Total Common Stocks (Cost $908,454,504)		924,001,843
Preferred Stocks | 2.1%
Brazil | 1.6%
Petroleo Brasileiro SA - Petrobras	1,601,734	14,928,598
Germany | 0.5%
Volkswagen AG	52,651	5,241,411
Total Preferred Stocks (Cost $16,324,851)		20,170,009
Description	Shares	Fair Value
Rights | 0.0%
Italy | 0.0%
Telecom Italia SpA, CVR, Expires 2026i (*), (¢) (Cost $0)	2,913,553	$27
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40i (*), (¢) (Cost $0)	26	0
Short-Term Investments | 1.2%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $11,964,154)	11,964,154	11,964,154
Total Investments | 99.7% (Cost $936,743,509)		$956,136,033
Cash and Other Assets in Excess of Liabilities | 0.3%		3,181,000
Net Assets | 100.0%		$959,317,033

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.5% of net assets of the Portfolio.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

Lazard International Dynamic Equity ETF (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$1,484,079	$106,863,913	$(96,383,838)	$—	$—	$76,056	11,964,154	$11,964,154

Description	Shares	Fair Value
Lazard Japanese Equity ETF
Common Stocks | 99.0%
Automobile Components | 1.6%
Denso Corp.	89,100	$1,090,717
Automobiles | 3.6%
Suzuki Motor Corp.	102,600	1,209,544
Toyota Motor Corp.	62,000	1,232,283
		2,441,827
Banks | 15.0%
Mitsubishi UFJ Financial Group, Inc.	206,200	3,369,916
Mizuho Financial Group, Inc.	65,000	2,486,989
Resona Holdings, Inc.	155,500	1,683,630
Sumitomo Mitsui Financial Group, Inc.	88,800	2,794,222
		10,334,757
Building Products | 1.7%
Daikin Industries Ltd.	9,700	1,139,258
Capital Markets | 0.9%
Nomura Holdings, Inc.	86,000	650,852
Chemicals | 7.0%
Mitsui Chemicals, Inc.	50,000	584,103
Nippon Paint Holdings Co. Ltd.	52,100	319,693
Nippon Sanso Holdings Corp.	34,300	1,192,922
Nissan Chemical Corp.	10,100	380,599
Nitto Denko Corp.	41,100	791,567
Shin-Etsu Chemical Co. Ltd.	39,900	1,569,766
		4,838,650
Commercial Services & Supplies | 0.3%
Okamura Corp.	13,600	210,723
Construction & Engineering | 2.1%
Shimizu Corp.	81,000	1,411,607
Description	Shares	Fair Value
Consumer Staples Distribution & Retail | 2.8%
MatsukiyoCocokara & Co.	45,100	$716,089
Seven & i Holdings Co. Ltd.	89,800	1,198,632
		1,914,721
Containers & Packaging | 0.6%
Rengo Co. Ltd.	50,500	399,169
Diversified Telecommunication Services | 2.2%
NTT, Inc.	1,539,400	1,521,112
Electric Utilities | 2.1%
Kansai Electric Power Co., Inc.	89,200	1,449,100
Electrical Equipment | 2.1%
Mitsubishi Electric Corp.	45,700	1,432,847
Electronic Equipment, Instruments & Components | 3.0%
Keyence Corp.	600	206,902
Murata Manufacturing Co. Ltd.	35,600	762,841
TDK Corp.	89,400	1,104,786
		2,074,529
Financial Services | 1.7%
ORIX Corp.	39,600	1,146,755
Food Products | 2.6%
Toyo Suisan Kaisha Ltd.	11,800	815,890
Yakult Honsha Co. Ltd.	56,800	949,702
		1,765,592
Ground Transportation | 1.4%
East Japan Railway Co.	42,600	970,677
Household Durables | 5.0%
Rinnai Corp.	23,900	549,689
Sony Group Corp.	100,700	2,031,217

Description	Shares	Fair Value
Lazard Japanese Equity ETF (continued)
Sumitomo Forestry Co. Ltd.	93,700	$826,921
		3,407,827
Industrial Conglomerates | 2.9%
Hitachi Ltd.	70,700	1,983,813
Insurance | 3.2%
Tokio Marine Holdings, Inc.	48,500	2,227,909
Interactive Media & Services | 0.8%
Kakaku.com, Inc.	41,600	542,194
IT Services | 1.5%
Fujitsu Ltd.	50,200	1,000,908
Machinery | 7.9%
Daifuku Co. Ltd.	22,300	760,014
FANUC Corp.	21,400	713,199
Komatsu Ltd.	38,100	1,440,036
Makita Corp.	26,300	839,305
SMC Corp.	3,400	1,279,514
THK Co. Ltd.	14,100	405,301
		5,437,369
Oil, Gas & Consumable Fuels | 2.3%
Inpex Corp.	53,400	1,570,213
Pharmaceuticals | 4.3%
Daiichi Sankyo Co. Ltd.	65,500	1,138,808
Takeda Pharmaceutical Co. Ltd.	50,200	1,787,245
		2,926,053
Professional Services | 2.1%
Recruit Holdings Co. Ltd.	35,800	1,468,545
Real Estate Management & Development | 2.4%
Daiwa House Industry Co. Ltd.	15,200	469,882
Mitsui Fudosan Co. Ltd.	114,700	1,193,575
		1,663,457
Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 5.4%
Disco Corp.	3,600	$1,385,782
SUMCO Corp.	42,600	444,369
Tokyo Electron Ltd.	8,000	1,872,148
		3,702,299
Specialty Retail | 1.0%
Nitori Holdings Co. Ltd.	44,800	708,932
Technology Hardware, Storage & Peripherals | 1.4%
FUJIFILM Holdings Corp.	50,600	943,522
Trading Companies & Distributors | 5.3%
Mitsubishi Corp.	75,300	2,516,626
Toyota Tsusho Corp.	30,600	1,144,447
		3,661,073
Transportation Infrastructure | 0.6%
Mitsubishi Logistics Corp.	51,500	427,629
Wireless Telecommunication Services | 2.2%
SoftBank Group Corp.	68,000	1,519,517
Total Common Stocks (Cost $58,848,127)		67,984,153

Description	Shares	Fair Value
Lazard Japanese Equity ETF (concluded)
Short-Term Investments | 0.0%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $288)	288	$288
Total Investments | 99.0% (Cost $58,848,415)		$67,984,441
Cash and Other Assets in Excess of Liabilites | 1.0%		712,102
Net Assets | 100.0%		$68,696,543

(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$587,220	$2,200	$(589,132)	$—	$—	$291	288	$288

Description	Shares	Fair Value
Lazard Listed Infrastructure ETF
Common Stocks | 97.8%
Australia | 4.3%
Transurban Group	108,171	$1,037,949
Canada | 7.7%
Canadian National Railway Co.	18,079	1,854,861
France | 6.0%
Vinci SA	9,707	1,435,518
Italy | 4.5%
Snam SpA	75,171	567,655
Terna - Rete Elettrica Nazionale	44,391	504,517
		1,072,172
Spain | 6.9%
Aena SME SA (#)	33,145	974,600
Cellnex Telecom SA (#)	21,410	684,061
		1,658,661
United Kingdom | 8.1%
National Grid PLC	116,424	1,949,041
United States | 60.3%
Ameren Corp.	4,245	466,610
American Electric Power Co., Inc.	3,779	495,351
American Tower Corp. REIT	5,287	912,430
American Water Works Co., Inc.	3,868	526,396
Consolidated Edison, Inc.	9,059	1,025,298
Crown Castle, Inc.	10,444	849,202
CSX Corp.	27,792	1,140,862
Evergy, Inc.	5,700	466,944
Eversource Energy	6,145	425,726
Exelon Corp.	20,689	1,014,175
Ferrovial SE	7,551	482,168
NextEra Energy, Inc.	5,483	509,261
NiSource, Inc.	7,847	366,141
Norfolk Southern Corp.	3,361	964,607
Description	Shares	Fair Value
OGE Energy Corp.	23,244	$1,114,782
Pinnacle West Capital Corp.	11,399	1,148,449
Portland General Electric Co.	21,058	1,111,231
PPL Corp.	11,991	458,056
Union Pacific Corp.	4,017	974,605
		14,452,294
Total Common Stocks (Cost $22,241,356)		23,460,496
Short-Term Investments | 1.9%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $444,108)	444,108	444,108
Total Investments | 99.7% (Cost $22,685,464) (»)		$23,904,604
Cash and Other Assets in Excess of Liabilities | 0.3%		76,139
Net Assets | 100.0%		$23,980,743

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 6.9% of net assets of the Portfolio.
(a)	Affiliated investment.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Lazard Listed Infrastructure ETF (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$166,703	$457,704	$(180,299)	$—	$—	$2,277	444,108	$444,108

Forward Currency Contracts open at March 31, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	135,005	USD	157,453	SSB	06/25/26	$—	$812
GBP	149,014	USD	199,950	SSB	06/25/26	—	2,769
USD	45,357	AUD	63,942	MSC	06/25/26	1,295	—
USD	57,378	AUD	83,118	RBC	06/25/26	102	—
USD	196,478	AUD	276,993	RBC	06/25/26	5,606	—
USD	787,326	AUD	1,109,918	SSB	06/25/26	22,499	—
USD	102,365	CAD	141,253	RBC	06/25/26	452	—
USD	372,362	CAD	507,697	RBC	06/25/26	6,063	—
USD	1,350,836	CAD	1,841,825	SSB	06/25/26	21,975	—
USD	684,340	EUR	590,430	MSC	06/25/26	—	714
USD	396,333	EUR	341,942	RBC	06/25/26	—	409
USD	256,880	EUR	221,690	RBC	06/25/26	—	339
USD	3,373,417	EUR	2,910,515	SSB	06/25/26	—	3,544
USD	108,768	GBP	81,439	MSC	06/25/26	1,005	—
USD	108,949	GBP	81,626	RBC	06/25/26	939	—
USD	147,370	GBP	110,360	RBC	06/25/26	1,337	—
USD	1,752,537	GBP	1,312,414	SSB	06/25/26	15,899	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$77,172	$8,587

Description	Shares	Fair Value
Lazard Next Gen Technologies ETF
Common Stocks | 98.1%
China | 4.5%
Alibaba Group Holding Ltd. ADR	5,859	$735,070
Tencent Holdings Ltd. ADR	11,852	749,283
Xiaomi Corp., Class B (#), (*)	117,400	475,578
		1,959,931
Germany | 2.1%
Siemens Energy AG	5,521	904,894
Italy | 2.3%
Prysmian SpA	8,933	1,016,703
Japan | 6.6%
Advantest Corp.	7,400	945,641
Disco Corp.	1,900	731,385
Resonac Holdings Corp.	6,500	400,484
Tokyo Electron Ltd.	3,300	772,261
		2,849,771
Netherlands | 1.9%
Nebius Group NV (*)	7,793	808,602
South Korea | 5.4%
HD Hyundai Electric Co. Ltd.	1,087	590,464
Hyundai Motor Co.	1,760	511,918
SK Hynix, Inc.	2,346	1,236,067
		2,338,449
Taiwan | 8.7%
Accton Technology Corp.	18,000	850,172
Delta Electronics, Inc.	12,000	517,985
King Yuan Electronics Co. Ltd.	94,000	767,407
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,824	1,630,271
		3,765,835
United States | 66.6%
Advanced Micro Devices, Inc. (*)	3,841	781,375
Description	Shares	Fair Value
Alphabet, Inc., Class A	7,411	$2,131,107
Amazon.com, Inc. (*)	7,984	1,662,828
Ambarella, Inc. (*)	10,077	518,714
Amphenol Corp., Class A	7,986	1,009,031
Applied Materials, Inc.	2,663	910,187
Arista Networks, Inc. (*)	6,809	836,009
Autodesk, Inc. (*)	2,827	676,784
Broadcom, Inc.	4,331	1,340,488
Cadence Design Systems, Inc. (*)	2,081	578,247
Cisco Systems, Inc.	10,886	844,645
Cloudflare, Inc., Class A (*)	3,348	690,826
Coherent Corp. (*)	2,517	599,575
Crowdstrike Holdings, Inc., Class A (*)	2,010	784,724
Datadog, Inc., Class A (*)	7,349	867,549
Dynatrace, Inc. (*)	15,382	568,826
Eaton Corp. PLC	2,763	988,242
International Business Machines Corp.	2,864	694,205
JFrog Ltd. (*)	8,725	409,464
Manhattan Associates, Inc. (*)	3,604	479,765
Mastercard, Inc., Class A	1,650	824,439
Meta Platforms, Inc., Class A	1,116	638,497
Microsoft Corp.	4,861	1,799,396
NVIDIA Corp.	14,911	2,600,478
Palantir Technologies, Inc., Class A (*)	5,719	836,575
Palo Alto Networks, Inc. (*)	4,600	737,472
PTC, Inc. (*)	3,467	494,013
Samsara, Inc., Class A (*)	14,485	459,030
Snowflake, Inc. (*)	2,374	358,047
Synopsys, Inc. (*)	1,250	495,600
Tempus AI, Inc., Class A (*)	7,904	357,419
Trimble, Inc. (*)	7,536	491,573
Twilio, Inc., Class A (*)	5,424	682,448
Uber Technologies, Inc. (*)	10,000	719,300
		28,866,878
Total Common Stocks (Cost $35,465,393)		42,511,063

Description	Shares	Fair Value
Lazard Next Gen Technologies ETF (concluded)
Short-Term Investments | 1.7%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $745,004)	745,004	$745,004
Total Investments | 99.8% (Cost $36,210,397)		$43,256,067
Cash and Other Assets in Excess of Liabilities | 0.2%		92,207
Net Assets | 100.0%		$43,348,274

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.1% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$507,765	$3,710,939	$(3,473,700)	$—	$—	$8,519	745,004	$745,004

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF
Closed-End Management Investment Companies | 0.3%
ASA Gold & Precious Metals Ltd.	1,692	$104,955
Kayne Anderson Energy Infrastructure Fund	2,654	37,899
Total Closed-End Management Investment Companies (Cost $69,010)		142,854
Common Stocks | 98.6%
Aerospace & Defense | 0.6%
CAE, Inc. (*)	3,737	97,349
Innovative Solutions & Support, Inc. (*)	5,726	117,555
StandardAero, Inc. (*)	3,692	95,364
		310,268
Automobile Components | 2.2%
Autoliv, Inc.	2,561	269,315
BorgWarner, Inc.	2,009	109,008
Dauch Corp. (*)	28,784	170,689
Garrett Motion, Inc.	13,010	236,392
Gentex Corp.	11,385	248,762
Gentherm, Inc. (*)	3,527	97,980
Strattec Security Corp. (*)	1,805	141,404
		1,273,550
Automobiles | 0.2%
Lucid Group, Inc. (*)	11,678	111,291
Banks | 4.2%
1st Source Corp.	2,071	143,334
Ameris Bancorp	1,227	95,694
BancFirst Corp.	701	76,058
Bank of NT Butterfield & Son Ltd.	4,823	253,111
Capital City Bank Group, Inc.	561	24,381
Cathay General Bancorp	1,947	97,077
Central Pacific Financial Corp.	3,210	102,592
First BanCorp	4,492	95,949
First Business Financial Services, Inc.	200	10,786
First Horizon Corp.	4,015	91,381
Home BancShares, Inc.	3,381	91,050
HomeTrust Bancshares, Inc.	1,320	56,298
Intercorp Financial Services, Inc.	2,415	121,233
Description	Shares	Fair Value
International Bancshares Corp.	1,450	$97,570
Nicolet Bankshares, Inc.	653	97,049
Popular, Inc.	899	120,619
Republic Bancorp, Inc., Class A	1,139	80,356
South Plains Financial, Inc.	1,254	52,543
Southern Missouri Bancorp, Inc.	1,238	79,158
Trustmark Corp.	4,589	193,380
Unity Bancorp, Inc.	1,234	63,958
Webster Financial Corp.	1,595	110,725
Western Alliance Bancorp	1,212	85,870
WSFS Financial Corp.	1,724	112,853
Zions Bancorp NA	2,128	122,615
		2,475,640
Beverages | 0.6%
Coca-Cola Consolidated, Inc.	1,810	347,049
Biotechnology | 1.7%
ACADIA Pharmaceuticals, Inc. (*)	12,266	273,041
BioMarin Pharmaceutical, Inc. (*)	6,124	345,945
Caris Life Sciences, Inc.	4,000	71,520
Ironwood Pharmaceuticals, Inc. (*)	4,717	16,557
Neurocrine Biosciences, Inc. (*)	2,379	313,409
		1,020,472
Building Products | 2.2%
Allegion PLC	1,311	190,475
Armstrong World Industries, Inc.	664	109,427
AZZ, Inc.	2,450	306,568
Gibraltar Industries, Inc. (*)	5,033	200,666
Hayward Holdings, Inc. (*)	17,113	228,972
Insteel Industries, Inc.	3,898	131,012
Zurn Elkay Water Solutions Corp.	2,400	107,616
		1,274,736
Capital Markets | 1.7%
Evercore, Inc., Class A	307	91,643
Federated Hermes, Inc.	3,949	223,948
Galaxy Digital, Inc., Class A (*)	3,380	62,361
Houlihan Lokey, Inc.	594	85,310
Janus Henderson Group PLC	1,959	100,634
Morningstar, Inc.	392	66,268
SEI Investments Co.	1,235	96,910

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (continued)
Stifel Financial Corp.	1,351	$99,866
XP, Inc., Class A	4,625	88,060
		915,000
Chemicals | 2.2%
Avient Corp.	3,435	124,690
Cabot Corp.	3,391	255,376
Ecovyst, Inc. (*)	2,436	31,327
Intrepid Potash, Inc. (*)	2,458	105,129
LSB Industries, Inc. (*)	9,634	143,547
Methanex Corp.	7,442	443,097
Rayonier Advanced Materials, Inc. (*)	11,014	121,925
RPM International, Inc.	250	24,850
		1,249,941
Commercial Services & Supplies | 2.7%
ABM Industries, Inc.	2,426	93,450
Brink’s Co.	2,397	248,401
Healthcare Services Group, Inc. (*)	10,451	193,866
Interface, Inc.	14,390	358,599
Liquidity Services, Inc. (*)	7,018	214,540
OPENLANE, Inc. (*)	13,418	391,135
Tetra Tech, Inc.	814	24,518
UniFirst Corp.	142	35,726
		1,560,235
Communications Equipment | 2.1%
AudioCodes Ltd.	3,159	26,567
Aviat Networks, Inc. (*)	1,422	32,151
Digi International, Inc. (*)	4,677	225,431
Ituran Location & Control Ltd.	3,787	185,601
Viavi Solutions, Inc. (*)	18,926	629,857
Vistance Networks, Inc. (*)	6,571	119,592
		1,219,199
Construction & Engineering | 3.4%
Arcosa, Inc.	2,615	277,556
Bowman Consulting Group Ltd. (*)	2,666	75,821
Centuri Holdings, Inc. (*)	3,624	105,857
Great Lakes Dredge & Dock Corp. (*)	13,352	226,984
IES Holdings, Inc. (*)	295	140,559
Legence Corp., Class A	2,372	133,923
MYR Group, Inc. (*)	1,043	294,460
NWPX Infrastructure, Inc. (*)	1,936	150,737
Description	Shares	Fair Value
Primoris Services Corp.	735	$105,134
Stantec, Inc.	3,044	263,002
Tutor Perini Corp.	2,690	207,641
		1,981,674
Construction Materials | 0.5%
U.S. Lime & Minerals, Inc.	2,274	297,007
Consumer Finance | 0.4%
FirstCash Holdings, Inc.	695	130,660
OneMain Holdings, Inc.	1,737	92,912
		223,572
Consumer Staples Distribution & Retail | 0.3%
BBB Foods, Inc., Class A (*)	2,704	95,641
United Natural Foods, Inc. (*)	367	16,537
Village Super Market, Inc., Class A	1,550	65,456
		177,634
Containers & Packaging | 0.4%
Sonoco Products Co.	4,217	228,098
Diversified Consumer Services | 2.8%
ADT, Inc.	20,426	134,199
Afya Ltd., Class A	1,758	26,141
Covista, Inc. (*)	2,999	345,635
Frontdoor, Inc. (*)	3,139	165,928
Grand Canyon Education, Inc. (*)	506	86,035
Laureate Education, Inc. (*)	7,767	270,602
Liberty Live Holdings, Inc., Class C (*)	1,138	107,097
Lincoln Educational Services Corp. (*)	3,600	146,448
Perdoceo Education Corp.	7,890	293,587
Strategic Education, Inc.	892	74,000
		1,649,672
Diversified REITs | 0.2%
Broadstone Net Lease, Inc.	5,408	98,804
Diversified Telecommunication Services | 1.0%
GCI Liberty, Inc., Class C (*)	2,709	100,802
IDT Corp., Class B	1,007	49,444

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (continued)
IHS Holding Ltd. (*)	14,139	$116,364
Uniti Group, Inc.	28,492	267,255
		533,865
Electrical Equipment | 3.0%
Acuity, Inc.	515	144,313
Atkore, Inc.	1,771	104,330
Babcock & Wilcox Enterprises, Inc. (*)	6,949	102,081
Electrovaya, Inc. (*)	5,142	40,210
EnerSys	1,980	343,966
Fluence Energy, Inc. (*)	9,701	133,486
Nextpower, Inc., Class A (*)	1,235	148,879
Regal Rexnord Corp.	688	128,835
Sunrun, Inc. (*)	9,583	129,945
T1 Energy, Inc. (*)	33,579	147,412
Thermon Group Holdings, Inc. (*)	4,356	219,542
		1,642,999
Electronic Equipment, Instruments & Components | 6.5%
Arrow Electronics, Inc. (*)	1,479	212,103
Benchmark Electronics, Inc.	3,572	200,246
Coherent Corp. (*)	2,108	502,147
CTS Corp.	4,136	197,535
Daktronics, Inc. (*)	5,106	99,822
ePlus, Inc.	2,503	188,351
Fabrinet (*)	241	125,686
Insight Enterprises, Inc. (*)	1,270	85,103
Kimball Electronics, Inc. (*)	6,573	155,714
Knowles Corp. (*)	7,876	202,256
Lightwave Logic, Inc. (*)	12,511	87,952
Littelfuse, Inc.	692	234,830
nLight, Inc. (*)	1,880	107,198
Plexus Corp. (*)	988	200,110
Rogers Corp. (*)	1,363	146,291
Sanmina Corp. (*)	1,859	241,001
ScanSource, Inc. (*)	3,076	111,659
TD SYNNEX Corp.	1,339	225,903
Vontier Corp.	4,574	162,240
Zebra Technologies Corp., Class A (*)	1,116	233,333
		3,719,480
Energy Equipment & Services | 1.4%
Archrock, Inc.	3,984	138,643
Enerflex Ltd.	10,093	211,146
Description	Shares	Fair Value
Flowco Holdings, Inc., Class A	6,521	$134,333
National Energy Services Reunited Corp. (*)	7,366	158,148
Ranger Energy Services, Inc., Class A	4,571	78,347
Weatherford International PLC	1,466	138,654
		859,271
Entertainment | 0.2%
Madison Square Garden Entertainment Corp. (*)	1,760	103,682
Financial Services | 1.4%
Banco Latinoamericano de Comercio Exterior SA	2,089	106,706
Cass Information Systems, Inc.	1,549	68,187
Jack Henry & Associates, Inc.	610	96,404
NMI Holdings, Inc. (*)	5,150	193,176
Paymentus Holdings, Inc., Class A (*)	4,198	106,629
Radian Group, Inc.	2,656	87,860
WEX, Inc. (*)	711	108,811
		767,773
Food Products | 1.9%
Dole PLC	14,430	206,205
Fresh Del Monte Produce, Inc.	7,321	294,743
Lamb Weston Holdings, Inc.	2,634	111,313
Marzetti Co.	640	88,531
Nomad Foods Ltd.	19,206	184,570
Seneca Foods Corp., Class A (*)	1,091	164,872
		1,050,234
Gas Utilities | 0.7%
National Fuel Gas Co.	2,999	281,786
New Jersey Resources Corp.	2,071	113,739
		395,525
Ground Transportation | 0.4%
Ryder System, Inc.	678	138,793
Werner Enterprises, Inc.	3,318	97,582
		236,375
Health Care Equipment & Supplies | 4.2%
Align Technology, Inc. (*)	1,761	301,888
AtriCure, Inc. (*)	2,930	83,593
Avanos Medical, Inc. (*)	17,627	246,954
Bioventus, Inc., Class A (*)	7,615	69,525

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (continued)
Envista Holdings Corp. (*)	4,162	$105,590
Glaukos Corp. (*)	1,165	125,424
Globus Medical, Inc., Class A (*)	4,758	409,949
Inmode Ltd. (*)	8,663	118,510
LeMaitre Vascular, Inc.	2,618	285,807
LivaNova PLC (*)	3,175	201,803
NeuroPace, Inc. (*)	6,404	84,213
Penumbra, Inc. (*)	627	205,888
Teleflex, Inc.	2,112	252,616
		2,491,760
Health Care Providers & Services | 2.2%
Chemed Corp.	174	65,727
Clover Health Investments Corp. (*)	100,917	177,614
Encompass Health Corp.	1,045	101,083
Enhabit, Inc. (*)	20,102	283,237
National HealthCare Corp.	1,098	175,351
Pediatrix Medical Group, Inc. (*)	10,358	221,558
Universal Health Services, Inc., Class B	1,075	192,393
Viemed Healthcare, Inc. (*)	6,292	57,949
		1,274,912
Health Care REITs | 0.6%
Healthcare Realty Trust, Inc.	5,409	91,899
Healthpeak Properties, Inc.	5,278	86,718
Omega Healthcare Investors, Inc.	2,219	97,237
		275,854
Health Care Technology | 0.0%
HealthStream, Inc.	1,070	22,160

Hotel & Resort REITs | 0.4%
Host Hotels & Resorts, Inc.	5,399	103,445
Sunstone Hotel Investors, Inc.	10,868	97,921
		201,366
Hotels, Restaurants & Leisure | 1.8%
Accel Entertainment, Inc. (*)	17,727	193,402
Churchill Downs, Inc.	1,074	96,477
Global Business Travel Group I (*)	14,994	83,667
Life Time Group Holdings, Inc. (*)	4,231	113,983
Monarch Casino & Resort, Inc.	3,346	319,878
Texas Roadhouse, Inc.	659	108,827
Description	Shares	Fair Value
Travel & Leisure Co.	1,589	$109,943
		1,026,177
Household Durables | 0.5%
Hamilton Beach Brands Holding Co., Class A	1,123	21,281
M/I Homes, Inc. (*)	175	21,429
Taylor Morrison Home Corp. (*)	4,855	282,755
		325,465
Household Products | 0.2%
Central Garden & Pet Co., Class A (*)	3,313	107,407
Independent Power & Renewable Electricity Producers | 0.1%
ReNew Energy Global PLC, Class A (*)	7,637	34,977
Industrial REITs | 0.6%
EastGroup Properties, Inc.	479	88,658
First Industrial Realty Trust, Inc.	1,337	77,345
STAG Industrial, Inc.	2,020	72,841
Terreno Realty Corp.	1,677	103,001
		341,845
Insurance | 2.4%
American Financial Group, Inc.	670	85,566
Assurant, Inc.	438	95,401
Axis Capital Holdings Ltd.	1,244	126,154
Everest Group Ltd.	323	105,573
Globe Life, Inc.	968	134,717
Hamilton Insurance Group Ltd., Class B	7,519	224,292
Hanover Insurance Group, Inc.	677	117,358
Old Republic International Corp.	2,453	97,875
RenaissanceRe Holdings Ltd.	358	106,408
RLI Corp.	1,312	74,836
Selective Insurance Group, Inc.	1,192	89,865
White Mountains Insurance Group Ltd.	47	103,257
		1,361,302
Interactive Media & Services | 1.1%
Match Group, Inc.	6,658	204,467
QuinStreet, Inc. (*)	17,776	213,490
Taboola.com Ltd. (*)	53,502	165,856
		583,813

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (continued)
IT Services | 1.0%
Amdocs Ltd.	1,649	$107,614
CI&T, Inc., Class A (*)	2,478	12,564
GoDaddy, Inc., Class A (*)	2,167	179,146
Kyndryl Holdings, Inc. (*)	8,696	114,092
Matrix IT Ltd. (*), (¢)	1,027	28,462
Okta, Inc. (*)	374	29,438
Whitefiber, Inc.	5,544	66,029
		537,345
Leisure Products | 0.2%
Mattel, Inc. (*)	6,405	93,065
Life Sciences Tools & Services | 1.3%
Adaptive Biotechnologies Corp. (*)	2,293	31,827
Avantor, Inc. (*)	9,099	71,336
Bio-Rad Laboratories, Inc., Class A (*)	990	275,962
Bio-Techne Corp.	452	23,622
ICON PLC (*)	1,237	136,886
Sotera Health Co. (*)	6,986	100,179
Stevanato Group SpA	7,030	96,663
		736,475
Machinery | 7.0%
AGCO Corp.	1,702	197,211
Columbus McKinnon Corp.	9,973	144,908
Douglas Dynamics, Inc.	7,290	306,836
Enpro, Inc.	470	117,805
ESCO Technologies, Inc.	1,472	414,177
Franklin Electric Co., Inc.	1,911	176,137
Gates Industrial Corp. PLC (*)	8,599	194,423
Helios Technologies, Inc.	1,456	94,218
JBT Marel Corp.	345	44,115
Kennametal, Inc.	5,178	187,081
Lincoln Electric Holdings, Inc.	462	115,075
Mueller Industries, Inc.	4,804	532,283
Mueller Water Products, Inc., Class A	12,740	350,223
Proto Labs, Inc. (*)	5,035	287,096
SPX Technologies, Inc. (*)	545	108,967
Stanley Black & Decker, Inc.	341	24,231
Terex Corp.	5,812	343,489
Timken Co.	3,266	328,462
Description	Shares	Fair Value
Worthington Enterprises, Inc.	2,130	$111,058
		4,077,795
Marine Transportation | 1.0%
Danaos Corp.	952	107,233
Kirby Corp. (*)	1,554	206,496
Matson, Inc.	666	109,184
Star Bulk Carriers Corp.	4,371	100,402
		523,315
Media | 0.6%
New York Times Co., Class A	344	28,803
News Corp., Class A	8,407	209,586
Versant Media Group, Inc. (*)	3,060	113,281
		351,670
Metals & Mining | 0.4%
Galiano Gold, Inc. (*)	35,467	89,022
Ryerson Holding Corp.	7,712	173,366
		262,388
Oil, Gas & Consumable Fuels | 3.7%
Antero Midstream Corp.	4,033	91,952
Baytex Energy Corp.	33,774	150,970
Bw Lpg Ltd. (#)	12,061	209,500
California Resources Corp.	2,148	148,685
Dorian LPG Ltd.	3,665	125,343
DT Midstream, Inc.	1,028	138,441
Excelerate Energy, Inc., Class A	4,166	139,228
International Seaways, Inc.	1,524	111,069
New Fortress Energy, Inc. (*)	86,520	51,047
Ovintiv, Inc.	2,603	154,514
Permian Resources Corp., Class A	6,963	148,451
South Bow Corp.	3,675	122,451
Sunococorp LLC	2,167	133,596
Teekay Tankers Ltd., Class A	1,511	110,787
TORM PLC, Class A	4,007	111,795
Vermilion Energy, Inc.	12,455	171,630
		2,119,459
Paper & Forest Products | 0.2%
Sylvamo Corp.	2,539	107,247

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (continued)
Passenger Airlines | 0.7%
Copa Holdings SA, Class A	2,825	$320,948
Frontier Group Holdings, Inc. (*)	11,997	42,349
SkyWest, Inc. (*)	602	55,282
		418,579
Personal Care Products | 0.2%
Nature’s Sunshine Products, Inc. (*)	3,617	86,772
Pharmaceuticals | 1.2%
Canopy Growth Corp. (*)	99,915	94,839
Esperion Therapeutics, Inc. (*)	33,741	92,450
Phibro Animal Health Corp., Class A	7,797	431,252
		618,541
Professional Services | 2.7%
Barrett Business Services, Inc.	5,227	152,524
CRA International, Inc.	633	102,470
ExlService Holdings, Inc. (*)	3,013	91,746
FTI Consulting, Inc. (*)	718	126,921
Genpact Ltd.	6,226	231,918
IBEX Holdings Ltd. (*)	4,399	117,981
Kforce, Inc.	3,486	101,931
Korn Ferry	3,760	236,692
Paylocity Holding Corp. (*)	1,283	138,615
TIC Solutions, Inc. (*)	19,249	126,658
TriNet Group, Inc.	3,278	119,418
		1,546,874
Real Estate Management & Development | 0.9%
Compass, Inc., Class A (*)	11,892	86,931
Jones Lang LaSalle, Inc. (*)	357	108,642
Kennedy-Wilson Holdings, Inc.	11,396	123,305
Seaport Entertainment Group, Inc. (*)	3,236	69,509
St. Joe Co.	1,781	111,847
		500,234
Residential REITs | 0.8%
American Homes 4 Rent, Class A	3,007	83,955
Camden Property Trust	980	95,707
UDR, Inc.	2,805	94,753
UMH Properties, Inc.	5,551	80,101
Description	Shares	Fair Value
Veris Residential, Inc.	6,426	$121,259
		475,775
Retail REITs | 0.9%
Brixmor Property Group, Inc.	3,711	106,877
Curbline Properties Corp.	3,700	95,423
Kimco Realty Corp.	4,769	107,159
Kite Realty Group Trust	3,241	79,567
Urban Edge Properties	4,490	89,710
		478,736
Semiconductors & Semiconductor Equipment | 4.3%
ACM Research, Inc., Class A (*)	2,285	89,915
Cirrus Logic, Inc. (*)	1,788	258,581
Credo Technology Group Holding Ltd. (*)	946	88,801
Diodes, Inc. (*)	4,623	315,566
FormFactor, Inc. (*)	1,288	124,923
Kulicke & Soffa Industries, Inc.	1,634	107,386
Onto Innovation, Inc. (*)	2,762	566,403
Photronics, Inc. (*)	5,367	216,880
Power Integrations, Inc.	2,262	115,814
Qorvo, Inc. (*)	3,818	295,513
Rambus, Inc. (*)	958	82,417
Silicon Laboratories, Inc. (*)	526	109,487
		2,371,686
Software | 7.0%
ACI Worldwide, Inc. (*)	3,690	151,327
Adeia, Inc.	17,899	430,113
Agilysys, Inc. (*)	363	25,824
Alarm.com Holdings, Inc. (*)	4,441	191,807
Amplitude, Inc., Class A (*)	14,397	98,188
Bit Digital, Inc. (*)	103,271	135,285
Bitdeer Technologies Group, Class A (*)	6,979	60,368
Cellebrite DI Ltd. (*)	8,303	114,415
Commvault Systems, Inc. (*)	1,026	79,915
Consensus Cloud Solutions, Inc. (*)	3,701	87,862
Descartes Systems Group, Inc. (*)	1,752	125,373
Docusign, Inc. (*)	4,111	194,903
Dolby Laboratories, Inc., Class A	2,615	157,057
Dynatrace, Inc. (*)	7,913	292,623
Elastic NV (*)	1,539	76,935
Hive Digital Technologies Ltd. (*)	24,140	45,866
HubSpot, Inc. (*)	1,176	287,062

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (continued)
Intapp, Inc. (*)	4,645	$119,330
IREN Ltd. (*)	2,965	101,640
JFrog Ltd. (*)	4,941	231,881
Karooooo Ltd.	639	31,848
LiveRamp Holdings, Inc. (*)	8,988	238,362
Mitek Systems, Inc. (*)	20,536	277,236
N-Able, Inc. (*)	23,086	107,812
Open Text Corp.	3,905	86,847
Q2 Holdings, Inc. (*)	2,616	123,737
Radware Ltd. (*)	7,146	188,083
		4,061,699
Specialized REITs | 0.8%
EPR Properties	1,614	80,635
Four Corners Property Trust, Inc.	3,685	87,150
Gaming & Leisure Properties, Inc.	2,163	95,972
Millrose Properties, Inc.	2,907	81,396
Outfront Media, Inc.	3,945	104,542
		449,695
Specialty Retail | 0.9%
Asbury Automotive Group, Inc. (*)	635	124,085
AutoNation, Inc. (*)	1,119	218,496
EVgo, Inc. (*)	34,547	59,421
Haverty Furniture Cos., Inc.	4,471	94,696
		496,698
Technology Hardware, Storage & Peripherals | 0.9%
Diebold Nixdorf, Inc. (*)	5,031	379,539
GPGI, Inc.	6,095	104,224
		483,763
Textiles, Apparel & Luxury Goods | 0.9%
Canada Goose Holdings, Inc. (*)	8,251	90,513
Deckers Outdoor Corp. (*)	3,697	370,033
Steven Madden Ltd.	3,461	117,397
		577,943
Trading Companies & Distributors | 1.5%
Air Lease Corp.	1,742	113,125
Applied Industrial Technologies, Inc.	484	128,415
DNOW, Inc. (*)	16,477	196,241
Global Industrial Co.	2,496	78,674
McGrath RentCorp	2,499	275,590
Description	Shares	Fair Value
MSC Industrial Direct Co., Inc., Class A	273	$25,190
SiteOne Landscape Supply, Inc. (*)	792	105,423
		922,658
Wireless Telecommunication Services | 0.5%
Millicom International Cellular SA	3,709	277,952
Total Common Stocks (Cost $51,176,392)		56,346,448
Rights | 0.0%
Biotechnology | 0.0%
Epizyme, Inc. CVR, Expires 2499 (*), (¢)	41,136	823
Consumer Staples Distribution & Retail | 0.0%
Walgreens Boots Alliance, Inc. CVR, Expires 2499 (*), (¢)	15,004	7,952
Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR, Expires 2499 (*), (¢)	10,077	0
Total Rights (Cost $23,084)		8,775

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity ETF (concluded)
Short-Term Investments | 1.3%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $742,029)	742,029	$742,029
Total Investments | 100.2% (Cost $52,010,515)		$57,240,106
Liabilities in Excess of Cash and Other Assets | (0.2)%		(121,752)
Net Assets | 100.0%		$57,118,354

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 0.4% of net assets of the Portfolio.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$582,485	$2,746,421	$(2,586,877)	$—	$—	$6,332	742,029	$742,029

Lazard Active ETF Trust Notes to Portfolio of Investments

March 31, 2026 (unaudited)

Asset Class/Sector	Lazard Emerging Markets Opportunities ETF	Lazard Equity Megatrends ETF	Lazard International Dynamic Equity ETF	Lazard Japanese Equity ETF
Communication Services	6.1%	6.2%	5.0%	5.2%
Consumer Discretionary	11.2	6.9	7.9	11.2
Consumer Staples	3.3	—	5.7	5.4
Energy	5.4	1.9	6.1	2.3
Financials	20.4	16.7	23.9	20.8
Health Care	1.2	14.0	8.5	4.3
Industrials	12.7	19.9	14.8	26.4
Information Technology	32.8	33.0	15.6	11.3
Materials	4.4	—	6.6	7.6
Real Estate	2.7	—	1.1	2.4
Utilities	—	—	3.3	2.1
Warrants	—	—	0.0	—
Other (includes short-term investments)	-0.2	1.4	1.5	1.0
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard Listed Infrastructure ETF	Lazard Next Gen Technologies ETF	Lazard US Systematic Small Cap Equity ETF
Closed-End Management
Investment Companies	—%	—%	0.3%
Communication Services	2.8	8.1	3.4
Consumer Discretionary	—	6.7	9.5
Consumer Staples	—	—	3.2
Energy	—	—	5.1
Financials	—	1.9	10.1
Health Care	—	0.8	10.6
Industrials	37.0	9.8	25.2
Information Technology	—	69.9	21.8
Materials	—	0.9	3.7
Real Estate	7.3	—	5.2
Utilities	50.7	—	0.8
Other (includes short-term investments)	2.2	1.9	1.1
Total	100.0%	100.0%	100.0%

Security Abbreviations:

ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
QPSC	— Qatar Public Shareholder Company
REITs	— Real Estate Investment Trust

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
USD	— United States Dollar

Counterparty Abbreviations:

MSC	— Morgan Stanley & Co.
RBC	— Royal Bank of Canada
SSB	— State Street Bank & Trust Co.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Active ETF Trust

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

By:	/s/ Christina Kennedy
Christina Kennedy
Principal Financial Officer

Date: May 27, 2026